Software Development Costs (Details) - Software Development Costs [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024
Capitalized software in-process	$ 1,097,000		$ 1,097,000
Capitalized software in-process	1,097,000	$ 1,097,000
Website development	763,000		763,000
Website development	763,000	763,000
Less: accumulated amortization	(672,000)		(672,000)
Less: accumulated amortization	(672,000)	(672,000)
Software Impairment	(1,188,000)		(1,188,000)
Software Impairment	(1,188,000)	(1,188,000)
Software development costs, net	0		$ 0
Software development costs, net	$ 0	$ 0